Transactions With Affiliates - Additional Information (details) (USD $)	1 Months Ended	12 Months Ended					1 Months Ended			1 Months Ended		12 Months Ended																					1 Months Ended	12 Months Ended									12 Months Ended
	May 31, 2008	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	May 31, 2008 Note Receivable From Anadarko [Member]	Dec. 31, 2012 Note Receivable From Anadarko [Member]	Dec. 31, 2011 Note Receivable From Anadarko [Member]	Dec. 31, 2008 Note Payable To Anadarko [Member]	Jun. 30, 2012 Senior Notes 4 Percent Due 2022 [Member]	Dec. 31, 2012 Gathering Transportation And Treating [Member]	Dec. 31, 2011 Gathering Transportation And Treating [Member]	Dec. 31, 2010 Gathering Transportation And Treating [Member]	Dec. 31, 2012 Processing [Member]	Dec. 31, 2011 Processing [Member]	Dec. 31, 2010 Processing [Member]	Dec. 31, 2012 Omnibus Agreement [Member]	Dec. 31, 2011 Omnibus Agreement [Member]	Dec. 31, 2012 Omnibus Agreement [Member] Public Company Expenses [Member]	Dec. 31, 2011 Omnibus Agreement [Member] Public Company Expenses [Member]	Dec. 31, 2010 Omnibus Agreement [Member] Public Company Expenses [Member]	Dec. 31, 2010 Omnibus Agreement [Member] Maximum [Member]	Dec. 31, 2012 Omnibus Agreement [Member] No Cap	Dec. 31, 2011 Omnibus Agreement [Member] No Cap	Dec. 31, 2012 Incentive Plan [Member]	Dec. 31, 2011 Incentive Plan [Member]	Dec. 31, 2010 Incentive Plan [Member]	Dec. 31, 2012 Incentive Plan [Member] Unit Appreciation Right [Member]	Dec. 31, 2011 Incentive Plan [Member] Unit Appreciation Right [Member]	Dec. 31, 2010 Incentive Plan [Member] Unit Appreciation Right [Member]	Dec. 31, 2012 Incentive Plan [Member] Distribution Equivalent Right [Member]	Dec. 31, 2011 Gas Gathering And Processing Equipment Member Mountain Gas Resources [Member]	Dec. 31, 2012 Long Term Incentive Plan [Member]	Dec. 31, 2011 Long Term Incentive Plan [Member]	Dec. 31, 2010 Long Term Incentive Plan [Member]	Dec. 31, 2012 Anadarko Incentive Plans [Member]	Dec. 31, 2011 Anadarko Incentive Plans [Member]	Dec. 31, 2010 Anadarko Incentive Plans [Member]	Dec. 31, 2012 Anadarko Incentive Plans [Member] Performance Based Awards [Member]	Mar. 31, 2012 Anadarko [Member] Brasada And Lancaster Agreement [Member]	Dec. 31, 2012 Anadarko [Member] Long Term Incentive Plan [Member]	Dec. 31, 2012 Independent Director Long Term Incentive Plan [Member]
Related Party Transaction Line Items
Note receivable - Anadarko		$ 260,000,000	[1]	$ 260,000,000	[1]		$ 260,000,000
Term of instrument or obligation		1 year					30 years			5 years																							10 years
Fixed annual rate for note receivable bearing interest							6.50%
The fair value of the note receivable								334,800,000	303,700,000
Principal		1,170,000,000		675,000,000						175,000,000
Fixed interest rate											4.00%
Cost reimbursement payable		147,651,000	[1],[2]	92,037,000	[1],[2]																																				18,900,000
Rate Of Return	18.00%
Affiliate throughput percent												64.00%	67.00%	73.00%	59.00%	64.00%	66.00%
Allocated costs from Anadarko																		21,700,000	19,500,000	6,800,000	7,700,000	8,000,000	9,000,000	14,900,000	11,800,000
Equity based compensation expense																										68,800,000	11,400,000	3,100,000						400,000	300,000	300,000	3,300,000	2,500,000	2,300,000
Unvested equity based compensation																																		700,000			4,400,000			100,000		800,000
Weighted average term of unvested awards																																		2 years 2 months 12 days			1 year 10 months 24 days			2 years
Phantom units vesting term																																		3 years									1 year
UVR, UAR and DER Valuation																													$ 2,475.00	$ 634.00	$ 215.00	$ 12.00
Partners' capital adjustment		$ 3,065,000		$ (314,000)		$ 1,840,000																																$ 9,700,000

[1]	Financial information has been recast to include the financial position and results attributable to the Non-Operated Marcellus Interest. See Note 2.
[2]	Accrued liabilities include amounts payable to affiliates of $0.1 million and $0.3 million as of December 31, 2012 and 2011, respectively.